Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss
Interest expense	$ 1,240,757	$ 1,088,249	$ 679,098
Current service cost	208,547	115,031	147,480
Past service cost	216,993	107,231	114,162
Benefits plan costs recognized in profit or loss	1,666,297	1,310,511	940,740
Other comprehensive income
Recognized in other comprehensive income	1,681,591	(4,460,534)	(1,254,514)
Deferred tax	(374,059)	1,726,261	586,260
Other comprehensive income, net of taxes	1,307,532	(2,734,273)	(668,254)
Pension and bonds
Other comprehensive income
Recognized in other comprehensive income	258,498	(2,664,204)	156,755
Health
Other comprehensive income
Recognized in other comprehensive income	1,404,182	(1,714,227)	(1,429,423)
Other plans
Other comprehensive income
Recognized in other comprehensive income	$ 18,911	$ (82,103)	$ 18,154